Taxation - Reconciliation between the statutory EIT rate and the effective tax rates (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Statutory income tax rate in PRC	25.00%	25.00%	25.00%
Tax effect of different tax rates in other jurisdictions	(0.01%)	(0.04%)	2.73%
Tax effect of unrecognized loss	0.00%	(0.09%)	5.29%
Tax effect of tax-exempt entities	(4.69%)	(5.84%)	429.86%
Tax effect of expired tax attribute carryforwards	(0.86%)	(0.01%)	0.00%
Tax effect of preferred tax rate	(1.55%)	5.40%	(93.64%)
Tax effect of R&D expense additional deduction	0.98%	0.67%	(87.93%)
Tax effect of non-deductible interest expenses	(1.92%)	0.00%	0.00%
Tax effect of goodwill impairment	(3.37%)	0.00%	0.00%
Tax effect of non-deductible expenses	1.82%	(0.29%)	56.73%
Tax effect of deferred tax effect of tax rate change	0.13%	0.40%	0.00%
Changes in valuation allowance	(35.45%)	(25.42%)	(265.59%)
Effective tax rate	(19.92%)	(0.22%)	72.45%